LEASES - Lease Terms and Discount Rates (Details)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted-average remaining lease term (in years)	9 months 18 days	1 year 6 months 29 days	2 years 6 months 29 days
Weighted-average discount rate	3.42%	3.36%	3.36%
Abacus Settlements, LLC
Weighted-average remaining lease term (in years)		1 year 4 months 28 days	2 years 6 months 29 days
Weighted-average discount rate		3.71%	3.36%